UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File
No. 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)

Omar Tariq
Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212)
325-2000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2024 to April 30, 2025

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, NY 10010

Trustees
Laura A. DeFelice
Chair of the Board
Charles W. Gerber
Mahendra R. Gupta
Samantha Kappagoda
John G. Popp
Lee M. Shaiman

Officers
Omar Tariq
Chief Executive Officer and President
John G. Popp
Chief Investment Officer
Brandi Sinkovich
Chief Compliance Officer
Lou Anne McInnis
Chief Legal Officer
Rose Ann Bubloski
Chief Financial Officer and Treasurer
Karen Regan
Senior Vice President and Secretary

Investment Adviser
UBS Asset Management (Americas) LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, MA 02114-2016

Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078

Legal Counsel
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2025 (unaudited)

Credit Suisse High Yield Bond Fund
Semiannual Investment Adviser’s Report
April 30, 2025 (unaudited)

April 30, 2025
Dear Shareholder:
We are pleased to present this Semiannual Report covering the activities of the Credit Suisse High Yield Bond Fund (the “Fund”) for the
six-month
period ended April 30, 2025 (the “Period”).
Performance Summary
11/1/2024 – 4/30/2025

Fund & Benchmark Performance
Total Return (based on net asset value (“NAV”)) 1	0.63%
Total Return (based on market value) 1	(0.96)%
ICE BofA US High Yield Constrained Index (the “Index”) 2	1.70%

1	Assuming reinvestment of distributions.
2
The ICE BofA US High Yield Constrained Index is an unmanaged index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

Market Review: A Positive Period for High Yield Assets
The Period was positive for the high yield market, despite significant volatility in recent months due to economic uncertainty on the heels of the Trump administration’s trade actions. The Index, the Fund’s benchmark, gained 1.70% for the Period.
While coupon income generated 3.3% returns, bond prices detracted from returns, declining 1.6%. The negative price return can be attributed to material credit spread widening as investor sentiment soured and business conditions weakened. This was only partially offset by a price tailwind from a 43 basis-point decline in the
5-year
U.S. treasury yield over the Period. High yield spreads increased by 102 basis points to end the Period at 410 basis points, while yields increased by 0.6% to finish at 7.8%.
For the Period,
BB-rated
bonds outperformed the Index, gaining 2.1%, while
B-rated
and
CCC-rated
issues underperformed, gaining 1.5% and 0.4%, respectively. In a period of weakening fundamentals and declining treasury yields, stronger returns are to be expected by higher quality bonds.
From an industry perspective, managed care, auto loans, and food & drug retailers were the best performing sectors, returning 8.0%, 7.6% and 6.3%, respectively. In contrast, the worst performing sectors included media-diversified, department stores, and trucking & delivery, losing 5.3%, 5.2% and 4.1%, respectively.
Importantly, default activity has been quite limited in recent months. According to JP Morgan, the default rate, including distressed exchanges, ended the Period at 1.25%—down 22 basis points from the beginning of 2025 and down 111 basis points over the prior
12-month
period. Other than select idiosyncratic cases, we are not seeing a significant wave of corporate bankruptcies in the high yield market.
Although outflows from high yield mutual funds ticked up in April 2025, they were generally stable up to that point. Over the Period, outflows totaled $3.7 billion. In 2024, inflows for high yield totaled $16.3 billion—with $7.7 billion going into ETFs.

Credit Suisse High Yield Bond Fund
Semiannual Investment Adviser’s Report (continued)
April 30, 2025 (unaudited)

New high yield bond issuance, at $76.9 billion
year-to-date
in 2025, is down 32.5% compared to the same period last year. Again, this can be attributed to the broader market volatility. Primary issuance activity remains heavily weighted toward refinancing transactions with very limited net new capital being raised.
Strategic Review and Outlook: Moving Forward with Cautious Optimism
For the Period, the Fund underperformed the Index on both a NAV and market-price basis.
Positioning in the Bank Loan asset class detracted from relative returns, while collateralized loan obligations (CLOs) added to returns. From a sector standpoint, security selection in energy and retail contributed to relative returns, while basic industry detracted from them. Additionally, positive selection in
BB-rated
investments also contributed to relative returns.
Following a solid year of high-single digit returns in 2024 (+8.2%), 2025 initially started off strong for the high yield market. Risk assets, however, began to show signs of weakness in February after the first round of tariff headlines and high yield returns turned negative in March. In April, average bond prices were down as much as 2.9% at the low point before rallying back to end the month mostly flat. While the impact of Trump’s trade negotiations may fluctuate from day-to-day,
economic conditions have taken a severe hit and have led to wider risk premium pricing. For high yield issuers, we believe earnings growth could be adversely impacted, at least in the near term and potentially longer. Nonetheless, we do believe high yield issuers entered this Period with substantial cushion in their financial positions—and we see opportunities in the market to buy attractive assets at now wider credit spreads.

John G. Popp	Omar Tariq
Chief Investment Officer*	Chief Executive Officer and President**
High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.
In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.
The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2025; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

*
John G. Popp is a Managing Director of UBS Asset Management (Americas) LLC (“UBS AM”) and Group Head and Chief Investment Officer of Credit Investments Group (“CIG”), with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee of the Credit Suisse open-end
Funds, as well as serving as Director for the Credit Suisse Asset Management Income Fund, Inc. and Trustee of the Credit Suisse High Yield Bond Fund.

**
Omar Tariq is an Executive Director of UBS AM. Mr. Tariq also serves as Chief Executive Officer and President of other Credit Suisse open-end
funds, as well as serving as Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc.

Credit Suisse High Yield Bond Fund
Semiannual Investment Adviser’s Report (continued)
April 30, 2025 (unaudited)

Average Annual Returns
April 30, 2025 (unaudited)

	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	0.63%	7.57%	7.23%	9.80%	6.62%
Market Value	(0.96)%	10.72%	8.96%	11.43%	6.56%
UBS AM may waive fees and/or reimburse expenses, without which performance would be lower. Returns represent past performance and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total investment return at NAV is based on the change in the NAV of Fund shares and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the NYSE American during the period and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.
Past performance is no guarantee of future results.
The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling
1-800-293-1232.
The annualized gross and net expense ratios are 3.64% and 3.45%, respectively.
Credit Quality Breakdown*
(% of Total Investments as of April
 30, 2025)

S&P Ratings**

BBB	2.6%
BB	34.2
B	37.8
CCC	14.2
CC	1.1
NR	7.7

Subtotal	97.6
Equity and Other	2.4

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**
Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Credit Suisse High Yield Bond Fund
Schedule of Investments
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (108.3%)

Aerospace & Defense (3.3%)

$600	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38) (1)	(BB, Ba2)	03/15/29	6.750	$614,141

2,400	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63) (1)	(B, B3)	08/01/32	7.250	2,443,205

587	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75) (1),(2)	(B+, B1)	02/01/29	7.500	605,169

900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38) (1)	(B+, B1)	11/15/30	8.750	962,580

755	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ 103.38) (1)	(B, B2)	02/01/32	6.750	738,775

1,260	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19) (1)	(BB-, Ba3)	03/01/29	6.375	1,283,645

660	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31) (1)	(BB-, Ba3)	03/01/32	6.625	676,906

					7,324,421

Air Transportation (0.7%)

1,024	Stonepeak Nile Parent LLC, Rule 144A, Senior Secured Notes (Callable 03/15/28 @ 103.63) (1)	(BB, Ba1)	03/15/32	7.250	1,042,550

475	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 103.19) (1)	(B, B3)	02/01/30	6.375	410,296

					1,452,846

Auto Parts & Equipment (5.7%)

1,934	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/28 @ 103.75) (1),(2)	(BB, B2)	02/15/33	7.500	1,835,524

429	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/11/25 @ 103.50) (1)	(BBB-, Ba2)	04/15/28	7.000	433,073

2,918	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00) (1)	(B, Caa1)	05/15/27	8.500	2,934,023

893	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00) (1)	(B+, B2)	05/15/32	8.000	926,948

2,575	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 102.00) (1)	(CCC, Caa1)	02/01/28	8.000	2,501,203

2,153	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88) (1)	(B, B1)	05/31/32	7.750	2,159,234

1,802	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38) (1)	(BB+, Baa3)	04/15/29	6.750	1,825,289

					12,615,294

Brokerage (0.6%)

1,314	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94) (1)	(BB-, Ba3)	03/01/31	7.875	1,370,907

Building & Construction (4.0%)

1,500	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 100.00) (1)	(B+, Ba2)	02/01/28	5.750	1,475,579

2,134	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/11/25 @ 103.31) (1)	(BBB-, NR)	08/15/29	6.625	2,133,210

2,361	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.38) (1)	(B-, B3)	09/01/28	5.500	2,320,680

300	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31) (1)	(B-, B3)	01/31/31	8.625	315,058

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building & Construction

$614	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19) (1)	(BB, Ba3)	03/01/32	6.375	$618,555

1,024	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38) (1)	(B+, B2)	03/01/33	6.750	1,028,872

920	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25) (1)	(BB, Ba3)	08/15/32	6.500	934,328

					8,826,282

Building Materials (5.4%)

565	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19) (1)	(BB-, Ba2)	06/15/30	6.375	574,283

60	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 106.56) (1)	(B, B3)	08/01/28	8.750	52,375

1,021	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75) (1)	(B, B3)	08/15/29	9.500	889,495

2,268	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.50) (1),(2)	(CCC+, Caa2)	03/01/29	6.000	1,913,630

1,200	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.83) (1)	(BB+, Ba1)	01/15/28	5.000	1,170,813

1,820	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38) (1)	(BB-, B1)	04/01/32	6.750	1,822,138

2,608	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 104.75) (1)	(CCC+, Caa1)	04/15/30	9.500	2,376,580

400	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19) (1)	(BB, Ba3)	07/15/30	4.375	373,466

2,721	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.72) (1),(2)	(CCC+, Caa1)	10/15/28	6.875	2,653,684

					11,826,464

Cable & Satellite TV (1.7%)

2,785	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.28) (1)	(CC, Caa2)	01/15/29	5.125	2,258,165

300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.28) (1)	(CC, Caa2)	07/15/29	5.125	245,449

300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 102.75) (1)	(CC, Caa2)	10/15/29	5.500	245,903

1,200	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44) (1)	(BB-, B1)	07/15/31	4.875	1,097,700

					3,847,217

Chemicals (5.1%)

715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56) (1)	(BB-, Ba3)	08/01/30	7.125	729,664

600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13) (1)	(BB-, Ba3)	11/01/31	6.250	594,021

726	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.97) (1)	(BB, B1)	09/01/28	3.875	687,097

950	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.88) (1)	(B-, B2)	05/15/28	4.750	829,805

1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 05/30/25 @ 101.31) (1),(3)	(CCC, Caa2)	05/15/29	5.250	1,012,026

1,482	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 103.38) (1)	(BB, Ba3)	05/15/28	6.750	1,448,198

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Chemicals

$875	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00) (1)	(BB, Ba2)	03/15/32	6.250	$829,021

2,400	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.16) (1),(2)	(BB-, B2)	03/15/29	4.625	1,934,811

2,885	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 104.50) (1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,192,080

1,041	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69) (1)	(B-, B2)	03/01/31	7.375	1,047,506

					11,304,229

Diversified Capital Goods (1.6%)

483	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13) (1)	(BB+, Ba2)	06/01/31	4.250	429,017

2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 103.31) (1),(2)	(CCC, Caa2)	10/15/29	6.625	1,453,888

900	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00) (1)	(BB+, Ba3)	12/15/27	4.375	873,672

750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31) (1)	(BB+, Ba3)	01/15/32	6.625	766,159

					3,522,736

Electronics (1.2%)

1,438	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ 103.25) (1)	(B-, B2)	12/01/29	6.500	1,440,306

1,250	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31) (1)	(BB+, Ba2)	07/15/32	6.625	1,240,496

					2,680,802

Energy - Exploration & Production (6.2%)

650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19) (1)	(BB-, B1)	07/01/28	8.375	639,392

905	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38) (1)	(BB-, B1)	07/01/31	8.750	861,083

2,074	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.38) (1)	(BB, B1)	04/15/30	4.750	1,910,368

550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ 103.63) (1)	(BB, B1)	03/01/32	7.250	550,329

2,750	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75) (1)	(BB, Ba2)	12/15/33	7.500	2,896,251

286	Excelerate Energy LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00) (1)	(BB+, NR)	05/15/30	8.000	291,216

580	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 103.44) (1)	(BB-, B1)	04/15/28	6.875	578,619

874	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25) (1)	(BB-, B1)	04/15/32	6.500	842,978

800	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88) (1)	(BB+, Ba2)	02/15/31	3.750	721,878

3,415	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 102.03) (1)	(B+, B1)	03/01/28	8.125	3,375,140

1,080	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 102.75) (1)	(B+, B3)	10/15/29	5.500	1,000,443

					13,667,697

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Environmental (0.4%)

$335	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19) (1)	(BB+, Ba2)	02/01/31	6.375	$341,244

555	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50) (1)	(B-, B3)	02/01/33	7.000	567,525

					908,769

Food - Wholesale (1.6%)

500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 100.00) (1)	(BB+, Ba2)	04/15/27	5.250	494,918

1,700	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00) (1)	(BB+, Ba2)	06/15/30	6.000	1,693,554

1,315	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06) (1)	(BB, B1)	09/15/32	6.125	1,315,737

					3,504,209

Gaming (3.0%)

500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38) (1)	(BB, B1)	06/15/31	4.750	466,632

1,491	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50) (1)	(BB-, Ba3)	02/15/30	7.000	1,525,827

268	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25) (1)	(BB-, Ba3)	02/15/32	6.500	269,648

2,458	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 100.00) (1)	(B+, B2)	05/15/28	7.000	2,460,743

1,850	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00) (1)	(BB-, B1)	05/15/27	5.250	1,833,055

					6,555,905

Gas Distribution (2.9%)

300	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63) (1)	(B+, B2)	07/15/32	7.250	307,867

429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104. 44)	(B, B3)	04/15/30	8.875	437,423

450	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94) (1)	(BB+, Ba2)	03/01/28	5.875	451,303

600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75) (1)	(BB+, Ba2)	10/15/30	5.500	586,515

914	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ 103.38) (1)	(BB, Ba2)	03/15/33	6.750	929,853

915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00) (1)	(BB, Ba2)	05/15/30	4.800	862,165

900	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00) (1)	(B+, B1)	12/31/30	6.000	838,998

1,950	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69) (1)	(B+, B1)	02/15/29	7.375	1,944,597

					6,358,721

Health Facility (0.2%)

513	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ 103.25) (1)	(B+, B2)	04/01/33	6.500	523,722

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Health Services (1.8%)

$2,600	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 103.25) (1)	(CCC, Caa2)	02/15/30	6.500	$2,487,344

1,569	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.69) (1)	(BB-, Ba3)	02/15/30	5.375	1,514,721

					4,002,065

Hotels (0.1%)

45	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94) (1)	(BB+, Ba2)	04/01/29	5.875	45,491

247	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25) (1)	(BB-, Ba3)	04/01/32	6.500	246,395

					291,886

Insurance Brokerage (8.1%)

1,623	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 103.38) (1)	(B, B2)	04/15/28	6.750	1,636,714

249	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50) (1)	(B, B2)	01/15/31	7.000	253,024

333	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69) (1)	(B, B2)	10/01/31	6.500	333,151

600	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19) (1)	(B+, B1)	02/15/29	6.375	607,455

1,093	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.41) (1)	(CCC+, Caa2)	01/15/29	5.625	1,090,278

1,094	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ 103.75) (1)	(CCC+, Caa2)	02/15/32	7.500	1,163,866

2,512	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63) (1)	(B, B2)	02/15/31	7.250	2,582,122

1,200	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63) (1)	(B, B1)	06/15/30	7.250	1,245,355

1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25) (1)	(B-, B2)	03/15/30	8.500	1,582,863

1,800	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25) (1)	(CCC, Caa2)	12/15/30	10.500	1,937,939

2,700	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56) (1)	(B, B2)	06/01/31	7.125	2,768,677

1,200	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 102.19) (1)	(BB-, B1)	02/01/30	4.375	1,139,948

1,500	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94) (1)	(BB-, B1)	08/01/32	5.875	1,483,238

					17,824,630

Investments & Misc. Financial Services (8.9%)

3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 104.25) (1)	(CCC+, Caa1)	11/15/29	8.500	2,903,456

900	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25) (1)	(BB+, Ba2)	05/15/32	6.500	919,313

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Investments & Misc. Financial Services

$3,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75) (1)	(BB, Ba3)	01/15/31	7.500	$3,168,189

1,450	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/16/25 @ 101.31) (1)	(B+, B1)	04/15/29	5.250	1,369,455

1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50) (1)	(B+, B1)	01/15/32	5.000	1,029,710

1,989	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38) (1)	(B, B2)	09/15/31	6.750	1,999,180

415	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/28 @ 103.38) (1)	(BB, Ba1)	05/01/33	6.750	417,401

2,700	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56) (1)	(BB, Ba1)	04/30/31	7.125	2,786,363

3	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06) (1)	(BB, Ba1)	11/01/32	6.125	2,950

300	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 102.00) (1),(2)	(B, B2)	06/15/29	4.000	280,914

600	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00) (1)	(NR, Ba3)	11/01/26	4.625	592,184

600	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.38) (1)	(BB-, Ba3)	08/15/32	6.750	608,875

2,480	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75) (1)	(B+, B1)	06/15/31	7.500	2,548,136

997	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31) (1)	(BB, Ba2)	04/01/33	6.625	1,015,076

					19,641,202

Machinery (4.1%)

2,100	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44) (1)	(B+, Ba3)	08/15/32	6.875	2,145,974

1,222	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75) (1)	(BB-, Ba2)	01/01/30	7.500	1,269,339

2,071	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 100.00) (1)	(B, B3)	07/31/27	5.750	1,998,441

2,356	Griffon Corp., Global Company Guaranteed Notes (Callable 05/31/25 @ 100.96)	(B+, B1)	03/01/28	5.750	2,326,250

1,200	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,194,384

226	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	230,270

					9,164,658

Media - Diversified (0.0%)

67	Tech 7 SAS Super Senior (New Money Tranche 1) (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	8

40	Tech 7 SAS Super Senior (New Money Tranche 2) (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	5

20	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	2

20	Technicolor Creative Studios (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	2

					17

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Media Content (0.2%)

$600	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94) (1), (2)	(BB+, Ba3)	09/01/31	3.875	$515,225

Metals & Mining - Excluding Steel (4.8%)

913	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38) (1)	(BB-, B1)	03/31/33	6.750	894,690

1,959	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19) (1), (2)	(BB-, Ba3)	08/15/32	6.375	1,929,996

2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 103.25) (1),(2)	(B+, B1)	02/15/30	6.500	2,606,171

2,300	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69) (1)	(B, NR)	03/01/29	9.375	2,415,249

1,200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25) (1),(2)	(BB-, B2)	06/01/31	4.500	1,079,623

782	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.38) (1)	(BB, Ba3)	01/30/30	4.750	727,848

985	Novelis, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44) (1)	(BB, Ba3)	01/30/30	6.875	999,076

					10,652,653

Oil Refining & Marketing (2.0%)

1,643	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13) (1)	(B+, B2)	01/15/32	8.250	1,674,702

900	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63) (1)	(BB+, Ba1)	05/01/32	7.250	933,880

1,100	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50) (1)	(BB+, Ba1)	09/15/28	7.000	1,128,055

768	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25) (1)	(CCC+, Caa1)	06/15/30	8.500	774,183

					4,510,820

Packaging (4.6%)

690	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/30/25 @ 100.75) (1),(3)	(CCC, Caa2)	09/01/29	3.000	665,277

600	Ball Corp., Global Company Guaranteed Notes (Callable 05/16/25 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	614,313

600	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 100.00) (1)	(B-, B2)	09/15/28	6.000	596,878

1,425	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 05/11/25 @ 102.31) (1)	(CCC+, Caa2)	04/15/27	9.250	1,307,561

2,550	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 103.94) (1)	(B, B2)	04/15/27	7.875	2,561,432

418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63) (1),(2)	(B+, B2)	05/15/31	7.250	415,767

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Packaging

$2,317	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38) (1)	(CCC+, Caa3)	12/31/28	12.750	$2,436,057

1,077	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.03) (1)	(BB-, Ba3)	04/15/29	4.125	1,006,555

462	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25) (1)	(B+, B2)	11/30/30	10.500	483,054

					10,086,894

Personal & Household Products (0.8%)

600	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69) (1)	(BB, Ba3)	10/15/28	7.375	621,534

1,050	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38) (1)	(BBB-, Ba3)	02/16/31	6.750	1,063,384

					1,684,918

Property & Casualty Insurance (1.1%)

2,328	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88) (1)	(B-, B3)	02/15/31	7.750	2,380,101

Rail (0.6%)

1,385	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13) (1)	(BB, Ba3)	04/15/32	6.250	1,402,988

Real Estate Investment Trusts (1.0%)

1,562	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00) (1)	(BB-, Ba3)	04/15/30	6.000	1,544,725

732	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ 100.00) (1)	(BB-, Ba3)	10/15/30	6.500	739,320

					2,284,045

Recreation & Travel (3.6%)

747	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 102.63) (1)	(B+, B2)	08/15/29	5.250	709,883

2,933	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63) (1)	(BB-, B1)	05/15/31	7.250	2,974,622

2,535	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 100.00) (1)	(BB+, B1)	11/01/27	4.875	2,433,372

1,858	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25) (1), (2)	(BB-, Ba3)	05/15/32	6.500	1,883,204

					8,001,081

Restaurants (1.4%)

600	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06) (1)	(BB+, Ba2)	06/15/29	6.125	610,079

2,377	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69) (1)	(B, B3)	05/01/29	9.375	2,521,890

					3,131,969

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Software - Services (7.7%)

$2,100	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.34) (1)	(NR, B1)	10/31/26	5.375	$2,058,379

1,837	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50) (1)	(B-, Caa2)	09/30/29	9.000	1,852,831

518	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00) (1),(2)	(B-, B3)	12/15/31	9.500	530,198

2,850	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31) (1)	(BB+, Ba3)	05/15/32	6.625	2,895,007

155	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.94) (1)	(BB, Ba3)	12/01/29	3.875	143,078

1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00) (1)	(BBB-, Ba1)	12/01/27	6.900	1,228,679

1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06) (1)	(BB, Ba3)	12/01/31	4.125	1,119,517

1,200	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44) (1)	(B-, B2)	02/01/31	6.875	1,235,351

2,938	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 101.78) (1)	(B-, Caa1)	12/15/28	7.125	2,797,856

812	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25) (1)	(B, B2)	08/15/30	8.500	851,462

1,788	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25) (1)	(B, B1)	03/15/33	6.500	1,740,392

600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/11/25 @ 100.97) (1)	(B+, B1)	02/01/29	3.875	555,037

					17,007,787

Specialty Retail (2.9%)

2,800	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(8),(9)	(NR, Caa3)	07/18/25	7.500	2,142,000

77	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(6),(7),(8)	(NR, Caa3)	07/18/25	7.500	58,756

102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (5),(6),(7)	(NR, NR)	05/01/25	0.000	77,187

900	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.33) (1)	(BB+, Ba2)	08/15/28	4.000	855,996

2,275	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13) (1)	(BB-, B2)	08/01/31	8.250	2,384,425

1,064	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44) (1)	(BB-, B1)	11/15/31	4.875	971,096

					6,489,460

Steel Producers/Products (0.5%)

1,124	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 05/11/25 @ 101.56) (1)	(B, Caa1)	04/15/29	6.250	1,041,688

Support - Services (7.0%)

2,946	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/25 @ 100.00) (1)	(CCC+, Caa2)	07/15/27	9.750	2,959,216

1,014	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 100.00) (1)	(BBB-, Ba2)	01/15/28	4.000	979,035

910	Beacon Roofing Supply, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ 103.38) (1)	(BB-, NR)	04/30/32	6.750	914,749

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services

$1,500	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88) (1)	(BB-, Ba3)	10/15/29	5.750	$1,499,301

1,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 101.13) (1)	(B-, B2)	05/01/28	4.500	1,420,154

2,340	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 101.16) (1)	(B, Ba2)	05/01/29	4.625	2,203,702

750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/25 @ 102.42) (1)	(BB, Ba3)	06/15/28	7.250	760,584

600	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19) (1)	(BB, Ba3)	03/15/29	6.375	608,565

374	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19) (1)	(BB, Ba3)	03/15/33	6.375	378,750

605	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31) (1)	(BB-, B2)	04/15/30	6.625	615,464

1,918	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31) (1)	(BB-, B2)	06/15/29	6.625	1,945,387

1,350	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/11/25 @ 102.50) (1)	(B, B2)	01/15/30	5.000	1,128,702

					15,413,609

Tech Hardware & Equipment (0.7%)

1,500	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25) (1)	(BB, Ba2)	06/01/32	6.500	1,510,102

Telecom - Wireline Integrated & Services (1.9%)

1,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 05/31/25 @ 100.00) (1)	(CCC+, Caa1)	01/15/28	5.000	1,153,612

1,500	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13) (1)	(B-, B3)	04/01/30	4.500	1,252,500

900	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 05/11/25 @ 101.81) (1)	(B-, B3)	10/15/30	3.875	714,330

300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25) (1)	(B+, Ba3)	08/15/30	4.500	270,036

600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13) (1)	(B+, Ba3)	01/31/31	4.250	524,455

290	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38) (1)	(B+, Ba3)	07/15/31	4.750	255,098

					4,170,031

Transport Infrastructure/Services (0.9%)

300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56) (1)	(BB-, Ba3)	06/01/31	7.125	307,124

600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56) (1)	(BB-, Ba3)	02/01/32	7.125	615,484

1,032	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13) (1)	(BBB-, Ba1)	06/01/28	6.250	1,044,127

					1,966,735

TOTAL CORPORATE BONDS (Cost $240,968,409)					239,464,785

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (21.3%)

Advertising (1.1%)

$2,807	MH Sub I LLC (10),(11)	(B, B1)	12/31/31	0.000	$2,470,054

Aerospace & Defense (0.3%)

799	Peraton Corp., 3 mo. USD Term SOFR + 7.750% (10)	(NR, NR)	02/01/29	12.179	608,938

Auto Parts & Equipment (0.8%)

252	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000% (10)	(B+, B1)	03/30/27	9.541	234,609

1,244	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000% (10)	(B+, B1)	03/30/27	9.541	1,159,235

494	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000% (9),(10)	(NR, NR)	08/28/25	10.436	446,058

					1,839,902

Building Materials (0.7%)

55	ARAMSCO, Inc. (12)	(B-, Caa1)	10/10/30	4.750	51,231

537	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750% (10)	(B-, Caa1)	10/10/30	9.049	495,968

784	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625% (10)	(B, B3)	08/01/28	9.947	703,162

251	Foundation Building Materials Holding Co. LLC, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250% (10)	(B, B3)	01/31/28	7.686 - 7.791	241,689

					1,492,050

Chemicals (1.5%)

356	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 1.500% (6), (7),(9),(10)	(NR, NR)	10/23/25	5.779	343,131

970	Ascend Performance Materials Operations LLC (4),(5)	(NR, C)	08/27/26	0.000	102,758

997	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750% (10)	(CCC, Caa2)	12/29/27	8.311	851,549

425	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500% (7),(10)	(B-, B3)	04/21/29	9.803	384,872

1,010	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500% (10)	(CCC+, Caa1)	10/16/28	9.883	496,353

1,763	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%, 0.750% PIK (8),(9),(10)	(CCC+, Caa1)	10/16/28	9.883	866,413

235	SK Neptune Husky Finance SARL (4),(5),(7),(9)	(NR, WR)	04/30/26	0.000	174,212

1,085	SK Neptune Husky Group SARL (4),(5),(9)	(NR, WR)	01/03/29	0.000	37,653

					3,256,941

Electronics (1.4%)

1,240	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250% (10)	(B, B3)	10/08/28	8.811	1,213,764

1,793	Idemia Group, 3 mo. USD Term SOFR + 4.250% (10)	(B, B2)	09/30/28	8.549	1,792,012

					3,005,776

Energy - Exploration & Production (0.0%)

2,842	PES Holdings LLC, 3.000% PIK (4),(8),(9)	(NR, WR)	12/31/25	3.000	24,866

Food & Drug Retailers (0.2%)

1,500	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250% (9),(10)	(CC, Ca)	12/21/28	11.625	534,690

Gas Distribution (0.7%)

1,459	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000% (7),(10)	(B+, B2)	02/16/28	7.280	1,456,937

Health Facilities (0.5%)

429	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500% (9),(10)	(B-, Caa1)	09/30/27	11.899	245,107

316	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500% (9),(10)	(B-, B2)	05/18/28	11.061	315,367

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Health Facilities

$1,264	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK (8),(9),(10)	(NR, Caa2)	08/18/28	11.061	$477,056

					1,037,530

Health Services (1.2%)

86	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000% (10)	(B, Caa1)	12/15/28	8.320	83,013

631	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000% (10)	(CCC, Ca)	12/15/28	8.434	538,914

38	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250% (10)	(B, Caa1)	12/15/28	9.570	36,819

851	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK (8) , (10)	(B-, B3)	01/31/29	9.590	825,040

1,151	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750% (10)	(B-, B3)	12/15/27	9.049	1,152,857

					2,636,643

Hotels (0.2%)

188	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500% (7),(10)	(B-, Caa1)	03/11/30	11.935	185,311

216	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500% (7),(10)	(B+, B2)	03/11/30	9.935	215,859

					401,170

Machinery (0.5%)

1,162	Madison IAQ LLC (10),(11)	(B, B1)	05/06/32	0.000	1,153,124

Media - Diversified (0.9%)

1,194	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750% (10)	(B-, B3)	12/29/28	8.072	1,147,025

315	Technicolor Creative Studios, 0.500% PIK (3),(4),(6),(7),(8)	(NR, NR)	08/06/33	0.500	0

948	Twitter, Inc.	(NR, NR)	10/26/29	9.500	925,942

					2,072,967

Packaging (1.0%)

2,215	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000% (10)	(B-, B3)	09/15/28	8.256 - 8.323	2,186,002

Personal & Household Products (0.9%)

1,978	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (10)	(NR, NR)	06/29/28	11.914	1,814,901

216	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (7),(10)	(NR, NR)	06/29/28	11.884	215,336

					2,030,237

Software - Services (5.5%)

815	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500% (10)	(B, B3)	08/02/29	9.817	799,178
2,863	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250% (10)	(CCC+, B3)	10/09/26	8.686	2,719,926
427	Astra Acquisition Corp. (4),(5),(9)	(CCC+, Caa2)	02/25/28	0.000	247,837
1,193	Astra Acquisition Corp. (4),(5),(9)	(CC, C)	10/25/28	0.000	23,856
798	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500% (10)	(B, B2)	03/29/29	7.799	789,929
900	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000% (9),(10)	(CCC, Caa3)	12/29/28	11.411	817,236

293	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000% (10)	(B-, B2)	10/16/26	8.322	284,388

1,438	EagleView Technology Corp., 3 mo. USD Term SOFR + 6.500% (10)	(NR, NR)	08/14/28	10.803	1,371,449

471	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250% (7),(9),(10)	(CCC+, Caa2)	12/06/32	9.563	462,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Software - Services

$550	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000% (10),(13)	(CCC+, B3)	06/02/28	9.459	$678,345

1,278	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.000% (10)	(B-, B2)	07/16/31	7.299	1,268,472

474	Quest Software U.S. Holdings, Inc. (2022 Term Loan), 3 mo. USD Term SOFR + 4.250% (10)	(CCC-, Caa1)	02/01/29	8.680	254,510

2,371	Quest Software U.S. Holdings, Inc. (2024 Term Loan), 3 mo. USD Term SOFR + 4.250% (10)	(CCC-, Caa1)	02/01/29	8.680	1,470,014

733	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750% (10)	(CCC+, B3)	04/27/28	9.291	449,091

596	UKG, Inc., 1 mo. USD Term SOFR + 3.000% (10)	(B-, B2)	02/10/31	7.320	594,148

					12,230,629

Steel Producers/Products (0.6%)

1,479	OPTA, Inc., 3 mo. USD Term SOFR + 6.750% (7),(9),(10)	(NR, NR)	11/09/28	11.291	1,434,552

Support - Services (2.3%)

1,693	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500% (10)	(B-, B2)	06/02/28	7.936	1,674,352

891	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000% (7),(10)	(B-, B3)	12/29/27	8.436	852,864

477	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000% (10)	(CCC-, Caa2)	01/02/29	8.299	248,830

459	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250% (10)	(B, B2)	01/02/29	10.549	447,665

1,166	LaserShip, Inc., 3 mo. USD Term SOFR + 5.500% (10)	(CCC, Caa2)	08/10/29	10.061	579,632

384	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500% (10)	(CCC-, Caa3)	08/10/29	6.061	77,463

762	PODS LLC (10),(11)	(B-, B3)	03/31/28	0.000	707,050

600	TruGreen LP, 3 mo. USD Term SOFR + 8.500% (7),(9),(10)	(CCC, Caa3)	11/02/28	13.041	471,000

					5,058,856

Tech Hardware & Equipment (0.4%)

1,324	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250% (10)	(B-, Caa2)	05/25/28	8.825	750,279

269	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250% (10)	(B-, B1)	05/25/28	8.825	152,598

					902,877

Telecom - Wireline Integrated & Services (0.6%)

1,432	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750% (10)	(NR, B1)	08/01/29	10.052	1,223,235

TOTAL BANK LOANS (Cost $58,029,163)					47,057,976

ASSET BACKED SECURITIES (7.8%)

Collateralized Debt Obligations (7.8%)

1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(10)	(NR, Ba3)	07/20/34	11.931	976,453

1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(10)	(NR, Ba3)	04/20/35	11.439	1,462,558

1,170	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000% (1),(3),(10)	(BBB-, NR)	01/22/38	7.236	1,344,491

1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	1,146,685

1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(10)	(BB-, NR)	10/15/36	11.228	1,115,923

1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012% (1),(10)	(BB-, NR)	04/20/34	11.281	1,236,394

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)

Collateralized Debt Obligations

$1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(10)	(BB-, NR)	04/20/34	11.251	$1,455,883

1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(10)	(NR, B1)	07/15/31	10.668	1,444,175

1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(10)	(BB-, NR)	10/20/34	11.641	1,406,186

1,200	KKR CLO 45a Ltd., 2024-45A, Rule 144A, 3 mo. USD Term SOFR + 7.300% (1),(10)	(NR, NR)	04/15/35	11.556	1,200,550

1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(10)	(NR, Ba1)	01/22/35	10.284	1,489,031

600	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(10)	(NR, A2)	10/20/30	7.581	601,399

1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Aa2)	04/20/37	5.459	1,480,978

1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(10)	(BB-, NR)	01/20/34	12.241	892,964

TOTAL ASSET BACKED SECURITIES (Cost $17,563,050)					17,253,670

Shares

COMMON STOCKS (0.8%)

Auto Parts & Equipment (0.1%)

57	Jason, Inc. (5)				312,070

Chemicals (0.3%)

89,998	Proppants Holdings LLC (6),(7),(9)				1,800

15,074	Utex Industries				547,683

					549,483

Energy - Exploration & Production (0.0%)

111,570	PES Energy, Class A (5),(6),(7),(9)				1,116

Hotels (0.3%)

10,962	Aimbridge Acquisition Co., Inc. (5)				679,644

Personal & Household Products (0.1%)

32,039	Dream Well, Inc. (5)				288,351

32,039	Serta Simmons Bedding Equipment Co. (5),(6),(7)				0

					288,351

Pharmaceuticals (0.0%)

68,836	Akorn, Inc. (5)				2,065

Private Placement (0.0%)

102,040,536	Technicolor Creative Studios SA (5),(6),(7),(14)				0

Specialty Retail (0.0%)

105	Eagle Investments Holding Co. LLC, Class B (5),(6),(7)				1

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

Shares		Value

Support - Services (0.0%)

$2,100	LTR Holdings, Inc. (5),(6),(7),(9)	$3,111

TOTAL COMMON STOCKS (Cost $6,640,530)		1,835,841

WARRANT (0.0%)
Chemicals (0.0%)

22,499	Project Investor Holdings LLC, expires 02/08/26 (5),(6),(7),(9) (Cost $11,700)	0

SHORT-TERM INVESTMENTS (8.2%)

5,482,352	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.31%	5,482,352

12,650,463	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36% (15)	12,650,463

TOTAL SHORT-TERM INVESTMENTS (Cost $18,132,815)		18,132,815

TOTAL INVESTMENTS AT VALUE (146.4%) (Cost $341,345,667)		323,745,087

LIABILITIES IN EXCESS OF OTHER ASSETS (-46.4%)		(102,606,924)

NET ASSETS (100.0%)		$221,138,163

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $251,838,611 or 113.9% of net assets.

(2)	Security or portion thereof is out on loan (See Note 2-K).

(3)	This security is denominated in Euro.

(4)	Bond is currently in default.

(5)	Non-income producing security.

(6)
Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Trustees (See Note
2-A).

(7)	Security is valued using significant unobservable inputs.

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(9)	Illiquid security.

(10)	Variable rate obligation - The interest rate shown is the rate in effect as of April 30, 2025. The rate may be subject to a cap and floor.

(11)	Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement.

(12)	Unfunded loan commitment (See Note 2-J).

(13)	This security is denominated in British Pound.

(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.

(15)	Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Schedule of Investments (continued)
April 30, 2025 (unaudited)

INVESTMENT ABBREVIATIONS 1 mo. = 1 month 3 mo. = 3 month 6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Index Average
WR = Withdrawn Rating
Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	274,473	USD	298,631	10/07/25	Deutsche Bank AG	$298,631	$314,978	$16,347
EUR	64,816	USD	71,590	10/07/25	JPMorgan Chase	71,590	74,380	2,790
GBP	37,226	USD	48,353	10/07/25	Barclays Bank PLC	48,353	49,745	1,392
GBP	750,000	USD	996,045	10/07/25	JPMorgan Chase	996,045	1,002,221	6,176
USD	73,753	EUR	64,171	10/07/25	JPMorgan Chase	(73,753)	(73,640)	113

Total Unrealized Appreciation								$26,818

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
GBP	300,000	USD	402,609	10/07/25	Deutsche Bank AG	$402,609	$400,889	$(1,720)
USD	65,226	EUR	61,488	10/07/25	Barclays Bank PLC	(65,226)	(70,562)	(5,336)
USD	26,855	EUR	25,151	10/07/25	Deutsche Bank AG	(26,855)	(28,863)	(2,008)
USD	3,312,319	EUR	2,959,475	10/07/25	Morgan Stanley	(3,312,319)	(3,396,203)	(83,884)
USD	39,344	GBP	31,519	10/07/25	Deutsche Bank AG	(39,344)	(42,118)	(2,774)
USD	2,049,553	GBP	1,568,195	10/07/25	Morgan Stanley	(2,049,553)	(2,095,572)	(46,019)

Total Unrealized Depreciation								$(141,741)

Total Net Unrealized Appreciation/(Depreciation)								$(114,923)

Currency Abbreviations:

EUR = Euro
GBP = British Pound
USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $12,650,463 (Cost $341,345,667) (Note 2)	$323,745,087	1
Foreign currency at value (Cost $96,973)	102,339
Interest receivable	5,540,016
Receivable for investments sold	1,219,956
Unrealized appreciation on forward foreign currency contracts (Note 2)	26,818
Prepaid expenses and other assets	26,544

Total assets	330,660,760

Liabilities
Investment advisory fee payable (Note 3)	420,843
Administrative services fee payable (Note 3)	22,669
Loan payable (Note 4)	87,000,000
Payable upon return of securities loaned (Note 2)	12,650,463
Payable for investments purchased	8,060,296
Interest payable (Note 4)	1,021,033
Unrealized depreciation on forward foreign currency contracts (Note 2)	141,741
Due to custodian	60,342
Unfunded loan commitments (Note 2)	55,434
Commitment fees payable (Note 4)	11,070
Accrued expenses	78,706

Total liabilities	109,522,597

Net Assets
Applicable to 103,609,624 shares outstanding	$221,138,163

Net Assets
Capital stock, $.001 par value (Note 6)	103,610
Paid-in capital (Note 6)	290,701,533
Total distributable earnings (loss)	(69,666,980)

Net assets	$221,138,163

Net Asset Value Per Share	$2.13

Market Price Per Share	$2.03

1	Includes $12,346,552 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statement of Operations
For the Six Months Ended April 30, 2025 (unaudited)

Investment Income
Interest	$12,743,673
Dividends	48,482
Securities lending (net of rebates)	13,559

Total investment income	12,805,714

Expenses
Investment advisory fees (Note 3)	1,462,494
Administrative services fees (Note 3)	38,800
Interest expense (Note 4)	2,238,788
Trustees’ fees	106,325
Commitment fees (Note 4)	50,278
Custodian fees	45,577
Legal fees	42,857
Printing fees	40,846
Audit and tax fees	24,229
Stock exchange listing fees	16,376
Transfer agent fees	14,571
Insurance expense	3,025
Miscellaneous expense	5,617

Total expenses	4,089,783
Less: fees waived and expenses reimbursed (Note 3)	(210,753)

Net expenses	3,879,030

Net investment income	8,926,684

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(356,073)
Net realized gain from foreign currency transactions	13,654
Net change in unrealized appreciation (depreciation) from investments	(6,213,580)
Net change in unrealized appreciation (depreciation) from foreign currency translations	10,232
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(199,025)

Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(6,744,792)

Net increase in net assets resulting from operations	$2,181,892

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
From Operations
Net investment income	$8,926,684	$18,212,319
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(342,419)	(5,131,989)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(6,402,373)	24,384,345

Net increase in net assets resulting from operations	2,181,892	37,464,675

From Distributions
From distributable earnings	(9,633,025)	(18,120,252)
Return of capital	—	(1,133,564)

Net decrease in net assets resulting from distributions	(9,633,025)	(19,253,816)

From Capital Share Transactions (Note 6)
Reinvestment of distributions	135,402	75,537

Net increase in net assets from capital share transactions	135,402	75,537

Net increase (decrease) in net assets	(7,315,731)	18,286,396
Net Assets
Beginning of period	228,453,894	210,167,498

End of period	$221,138,163	$228,453,894

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Statement of Cash Flows
For the Six Months Ended April 30, 2025 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations		$2,181,892

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Increase in interest receivable	$(121,212)
Decrease in accrued expenses	(93,716)
Decrease in interest payable	(80,311)
Decrease in commitment fees payable	(23,097)
Increase in prepaid expenses and other assets	(14,253)
Increase in unfunded loan commitments	55,434
Increase in investment advisory fee payable	206,931
Net amortization of a premium or accretion of a discount on investments	(934,979)
Purchases of long-term securities, net of change in payable for investments purchased	(86,907,442)
Sales of long-term securities, net of change in receivable for investments sold	82,676,991
Net proceeds from sales (purchases) of short-term securities	(354,980)
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	6,412,605
Net realized loss from investments	356,073
Total adjustments		1,178,044

Net cash provided by operating activities 1		$3,359,936

Cash Flows From Financing Activities
Borrowings on revolving credit facility	17,000,000
Repayments of credit facility	(10,000,000)
Cash distributions paid	(9,497,623)

Net cash used in financing activities		(2,497,623)

Net increase in cash		862,313
Cash — beginning of period		(820,316)

Cash — end of period		$41,997

Non-Cash Activity:
Issuance of shares through dividend reinvestments		$135,402

1	Included in net cash provided by operating activities is cash of $2,319,099 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Financial Highlights

	For the Six Months Ended April 30, 2025 (unaudited)		For the Year Ended October 31,
			2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$2.21		$2.03	$2.00	$2.55	$2.39	$2.54

INVESTMENT OPERATIONS
Net investment income 1	0.09		0.18	0.17	0.16	0.17	0.19
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.08)		0.19	0.05	(0.52)	0.18	(0.14)

Total from investment activities	0.01		0.37	0.22	(0.36)	0.35	0.05

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.18)	(0.17)	(0.17)	(0.17)	(0.19)
Return of capital	—		(0.01)	(0.02)	(0.02)	(0.02)	(0.01)

Total dividends and distributions	(0.09)		(0.19)	(0.19)	(0.19)	(0.19)	(0.20)

Net asset value, end of period	$2.13		$2.21	$2.03	$2.00	$2.55	$2.39

Per share market value, end of period	$2.03		$2.15	$1.81	$1.78	$2.50	$2.07

TOTAL INVESTMENT RETURN 2
Net asset value	0.63%		19.20%	12.02%	(14.19)%	15.33%	3.43%
Market value	(0.96)%		29.46%	12.23%	(22.10)%	30.55%	(10.07)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$221,138		$228,454	$210,167	$206,835	$263,514	$247,017
Ratio of net expenses to average net assets	3.45	% 3	3.68%	3.80%	2.20%	1.58%	2.00%
Ratio of net expenses to average net assets excluding interest expense	1.46	% 3	1.44%	1.44%	1.43%	1.29%	1.37%
Ratio of net investment income to average net assets	7.95	% 3	8.07%	8.34%	7.04%	6.49%	8.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19	% 3	0.19%	0.20%	0.18%	0.16%	0.18%
Average debt per share	$0.81		$0.77	$0.85	$0.93	$0.80	$0.93
Asset Coverage per $1,000 of Indebtedness	$3,542		$3,856	$3,627	$3,260	$4,214	$3,847
Portfolio turnover rate 4	27%		58%	37%	46%	49%	33%

1	Per share information is calculated using the average shares outstanding method.
2
Total investment return at net asset value is based on changes in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the fund’s dividend reinvestment program. Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price. Total returns for periods less than one year are not annualized (See Note 6).

3	Annualized.
4
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements
April 30, 2025 (unaudited)

Note 1. Organization
Credit Suisse High Yield Bond Fund (the “Fund”) is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered as a diversified, closed-end
management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s principal investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income.
UBS Asset Management (Americas) LLC (“UBS AM (Americas)” or the “Adviser”), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS AM (Americas) is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.
In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update
2023-07,
Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU
2023-07”).
Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.
A) SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule
2a-5
under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule
2a-5
under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$239,328,825	$135,960	$239,464,785
Bank Loans	—	40,861,652	6,196,324	47,057,976
Asset Backed Securities	—	17,253,670	—	17,253,670
Common Stocks	—	1,829,813	6,028	1,835,841
Warrants	—	—	0	0
Short-term Investments	18,132,815	—	—	18,132,815

	$18,132,815	$299,273,960	$6,338,312	$323,745,087

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$26,818	$—	$26,818

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$141,741	$—	$141,741

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
The following is a reconciliation of investments as of April 30, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$296,483	$4,930,624	$6,028	$0	$5,233,135
Accrued discounts (premiums)	—	19,733	—	—	19,733
Purchases	(36,452)	1,607,590	—	—	1,571,138
Sales	—	(837,987)	—	—	(837,987)
Realized gain (loss)	—	(357)	—	—	(357)
Change in unrealized appreciation (depreciation)	(124,071)	(16,203)	—	—	(140,274)
Transfers into Level 3	—	2,309,802	—	—	2,309,802
Transfers out of Level 3	—	(1,816,878)	—	—	(1,816,878)

Balance as of April 30, 2025	$135,960	$6,196,324	$6,028	$0	$6,338,312

Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2025	$(123,998)	$(92,229)	$—	$—	$(216,227)

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At April 30, 2025	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$135,960	Income Approach	Expected Remaining Distribution	$0.00 – $0.76 ($0.76)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	6,196,324	Vendor pricing	Single Broker Quote	0.74 – 1.00 (0.95)
Common Stocks	6,028	Income Approach	Expected Remaining Distribution	0.00 – 1.48 (0.77)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value
Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
For the six months ended April 30, 2025, $2,309,802 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,816,878 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.
B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2025 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2025.

Primary Underlying Risk	Derivative Assets 1	Derivative Liabilities 1	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange risk	$26,818	$141,741	$—	$(199,025)

1	Generally, the balance sheet location for asset derivatives is unrealized appreciation and for liability derivatives is unrealized depreciation.
For the six months ended April 30, 2025, the Fund held an average monthly value on a net basis of $5,790,994 in forward foreign currency contracts.
The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter
derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.
The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at April 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$1,392	$(1,392)	$—	$—	$—
Deutsche Bank AG	16,347	(6,502)	—	—	9,845
JPMorgan Chase	9,079	—	—	—	9,079

	$26,818	$(7,894)	$—	$—	$18,924

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2025:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$5,336	$(1,392)	$—	$—	$3,944
Deutsche Bank AG	6,502	(6,502)	—	—	—
Morgan Stanley	129,903	—	—	—	129,903

	$141,741	$(7,894)	$—	$—	$133,847

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.
Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.
D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend
date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-dividend date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend
date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.
F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.
In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).
The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures.
The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for each of the tax years in the four year period ended April 30, 2025, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.
H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.
I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at April 30, 2025 are disclosed in the Schedule of Investments.
J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2025, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
ARAMSCO, Inc.	10/10/30	4.750%	$55,434

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of April 30, 2025, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral
$12,346,552	$12,650,463
The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2025.
Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities (a)	Collateral Received (b)	Net Amount
$12,346,552	$(12,346,552)	$—

(a)	Represents market value of loaned securities at period end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.
The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2025, total earnings received in connection with securities lending arrangements was $157,211, of which $139,028 was rebated to borrowers (brokers). The Fund retained $13,559 in income, and SSB, as lending agent, was paid $4,624.
L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.
In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s NAV.
Note 3. Transactions with Affiliates and Related Parties
UBS AM (Americas) serves as investment adviser for the Fund. For its investment advisory services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2011, UBS AM (Americas) has agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. For the six months ended April 30, 2025, investment advisory fees earned and voluntarily waived were $1,462,494 and $210,753, respectively. These fee waivers and expense reimbursements are voluntary and may be discontinued by UBS AM (Americas) at any time.
The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.
Note 4. Line of Credit
The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $120,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee on the unused amount. In addition, the Fund pays interest on borrowings at SOFR plus a spread. At April 30, 2025, the Fund had loans outstanding under the Agreement of $87,000,000. The Agreement was renewed on November 15, 2024 with a new termination date of November 14, 2025. For the six months ended April 30, 2025, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$83,392,265	5.343%	$90,000,000	$2,238,788	181
The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 4. Line of Credit
 (continued)

be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of NAV and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, UBS AM (Americas) in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.
Note 5. Purchases and Sales of Securities
For the six months ended April 30, 2025, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$87,800,972	$82,908,342	$0	$0
Note 6. Fund Shares
The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the NAV of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is

Credit Suisse High Yield Bond Fund
Notes to Financial Statements (continued)
April 30, 2025 (unaudited)

Note 6. Fund Shares
 (continued)

greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare Trust Company, N.A. (“Computershare”) (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.
The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months April 30, 2025	For the Year Ended October 31, 2024
Shares issued through reinvestment of dividends	61,862	34,027

Net increase	61,862	34,027

Note 7. Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 8. Subsequent Events
In preparing the financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse High Yield Bond Fund
Shareholder Meeting Results (unaudited)

On April 22, 2025, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the “Fund”) was held and the following matter was voted upon:
(1) To elect four Trustees to the Board of Trustees of the Fund:

NAME OF TRUSTEE	“FOR”	WITHHELD
Charles W. Gerber	62,868,878	3,633,999
Mahendra R. Gupta	62,395,412	4,107,465
John G. Popp	63,048,995	3,453,880
Lee M. Shaiman	62,903,593	3,599,282
In addition to the Trustees elected at the meeting, Laura A. DeFelice and Samantha Kappagoda continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current investment advisory agreement (the “Advisory Agreement”) for the Credit Suisse High Yield Bond Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”), including all of the trustees who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940 (the “Independent Trustees”), at a special Microsoft Teams meeting held on November 6, 2024, where the Board discussed information and materials previously provided to them in connection with the renewal of the Advisory Agreement, and at an in-person
meeting held on November 11 and 12, 2024, considered the following factors:
Investment Advisory Fee Rates and Expenses
The Board reviewed and considered the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund’s total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) (the “Managed Assets”) less than or equal to $250 million and 0.75% of the Managed Assets greater than $250 million (collectively, the “Contractual Advisory Fee”) in light of the extent and quality of the advisory services provided by UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), the Fund’s investment adviser. The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.862% for the fiscal year ended October 31, 2024, paid by the Fund after taking waivers and breakpoints into account (the “Net Advisory Fee”). The Board noted, at the Board’s request, UBS AM (Americas) was voluntarily waiving 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. The Board acknowledged that voluntary fee waivers could be discontinued at any time but had received assurances that such waivers would remain in place over the next year. The Board noted that effective May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”), the Fund’s previous investment adviser, merged into UBS AM (Americas) LLC, with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment adviser to the Fund under the Investment Management Agreement.
Additionally, the Board received and considered information comparing the Fund’s Contractual Advisory Fee, Net Advisory Fee and overall expenses with those of funds in both the relevant expense group (“Expense Group”) and universe of funds (“Expense Universe”) provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Board noted that, with respect to the Fund’s fees and expenses compared to its peers as presented in a report provided by Broadridge, the Fund’s Contractual Advisory Fee ranked in the fifth quintile relative to its Expense Group, the Fund’s actual management fees (including leveraged assets) ranked in the fourth quintile and third quintile relative to its Expense Group and Expense Universe, respectively, the Fund’s actual management fees (excluding leveraged assets) ranked in the third quintile relative to its Expense Group and Expense Universe, the Fund’s total expenses (including leveraged assets) ranked in the third quintile relative to its Expense Group and Expense Universe, and the Fund’s total expenses (excluding leveraged assets) ranked in the second quintile and third quintile relative to its Expense Group and Expense Universe, respectively.
Nature, Extent and Quality of the Services under the Advisory Agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by UBS AM (Americas) under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by UBS AM (Americas) which, in addition

Credit Suisse High Yield Bond Fund
Board Approval of Advisory Agreement (unaudited) (continued)

to portfolio management and investment advisory services set forth in the Advisory Agreement, included credit analysis and research; supervising the day-to-day
operations of the Fund’s
non-advisory
functions, which include accounting, administration, custody, transfer agent and other applicable third party service providers; overseeing and facilitating audits; overseeing the Fund’s credit facility; and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment advisory services provided by UBS AM (Americas) included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered UBS AM (Americas)’s compliance program with respect to the Fund. The Board noted that UBS AM (Americas) reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about UBS AM (Americas), including its Form ADV Part 2 – Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of UBS AM (Americas)’s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of UBS AM (Americas). In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day
portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of UBS AM (Americas), based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other UBS AM (Americas) clients for comparable services. The Board acknowledged UBS AM (Americas)’s representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by UBS AM (Americas) and the services are also more extensive from those offered and provided to a sub-advised
fund. The Board also considered that the services provided by UBS AM (Americas) have expanded over time as a result of regulatory and other developments.
Fund Performance
The Board received and considered performance results of the Fund over the previous year ended August 31, 2024 as well as over the two-,
three-, four-, five- and
ten-year
periods ended August 31, 2024, along with comparisons both to the relevant performance group (“Performance Group”) and universe of funds (“Performance Universe”) for the Fund for the same time periods provided in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Board noted that, with respect to the Fund’s performance compared to its peers as presented in the Broadridge report, the Fund’s performance ranked in the first quintile relative to its Performance Universe for the two-,
three-, four-, five-, and
ten-year
periods reported, and the Fund’s performance ranked in the third quintile relative to its Performance Universe for the one-year
period reported. The Board considered that the Fund has continued to trade relatively well, at a small premium to net asset value, based on Lipper data provided by UBS AM (Americas) reflecting the Fund’s historical share price and net asset value. The Board also considered the investment performance of the Fund relative to its stated objectives.
Investment Adviser Profitability
The Board received and considered a profitability analysis of Credit Suisse, as the investment adviser to the Fund prior to May 1, 2024, based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the

Credit Suisse High Yield Bond Fund
Board Approval of Advisory Agreement (unaudited) (continued)

other. The Board deliberations also reflected, in the context of Credit Suisse’s profitability, Credit Suisse’s methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end
and
closed-end
funds. The Board also reviewed Credit Suisse’s profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund. The Board noted that UBS AM (Americas)’s profitability with respect to the Credit Suisse family of funds was expected to be in line with that of Credit Suisse.
Economies of Scale
The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board noted that the Fund’s Contractual Advisory Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow, as well as the current voluntary expense waiver. Additionally, at times when the Fund’s shares have traded at a premium to its net asset value, the Fund has endeavored to conduct at-the-market
offerings to raise additional assets, most recently in 2017. The Board also noted that further economies of scale potentially could be realized once the Fund’s shares again traded at a premium to net asset value whereby an additional at-the-market
offering could be conducted to increase the Fund’s assets. The Board received information regarding UBS AM (Americas)’s profitability in connection with providing advisory services to the Fund, including UBS AM (Americas)’s costs in providing the services.
Other Benefits to UBS AM (Americas)
The Board considered other benefits received by UBS AM (Americas) and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in UBS AM (Americas)’s businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised
mandates or other financial products offered by UBS AM (Americas) and its affiliates).
The Board considered the standards UBS AM (Americas) applied in seeking best execution and UBS AM (Americas)’s policies and practices regarding soft dollars and reviewed UBS AM (Americas)’s method for allocating portfolio investment opportunities among its advisory clients.
Other Factors and Broader Review
As discussed above, the Board reviewed detailed materials received from UBS AM (Americas) as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year and reviews reports of UBS AM (Americas) at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and UBS AM (Americas)’s compliance procedures.
Conclusions
In selecting UBS AM (Americas), and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•
The Contractual Advisory Fee and Net Advisory Fee, reviewed along with information provided by Broadridge for the funds in the Fund’s Expense Group and Expense Universe, were reasonable in relation to the services provided by UBS AM (Americas).

Credit Suisse High Yield Bond Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•
The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by UBS AM (Americas) and that, based on dialogue with management and counsel, the services provided by UBS AM (Americas) under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•
In light of the costs of providing investment advisory and other services to the Fund and UBS AM (Americas)’s ongoing commitment to the Fund and willingness to waive fees, UBS AM (Americas)’s net profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that UBS AM (Americas)and its affiliates received, were considered reasonable.

•	In light of the information received and considered by the Board, the Fund’s current fee structure was considered reasonable.
No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund
Recent changes (unaudited)

During the period ended April 30, 2025, there were: (i) no material changes in the Fund‘s investment objectives or policies that have not been approved by Stockholders, (ii) no changes in the Fund‘s charter or by-laws that would delay or prevent a change of control of the Fund that have not been approved by Stockholders, (iii) no material changes to the principal risk factors associated with investment in the Fund, and (iv) no changes in the persons primarily responsible for the day-to-day management of the Fund‘s portfolio.

Credit Suisse High Yield Bond Fund
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse
Closed-End
Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).
Categories of information we may collect:
We may collect information about you, including nonpublic personal information, such as

•
Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address,
e-mail
address, Social Security number, assets, income, financial situation; and

•
Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•
We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•
We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•
In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or
non-U.S.,
court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund
Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•
To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures
This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 13, 2025.

Credit Suisse High Yield Bond Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the
12-month
period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov
The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form
N-PORT.
The Fund’s Form
N-PORT
reports are available on the SEC’s website at www.sec.gov.
Funds Managed by UBS Asset Management (Americas) LLC

CLOSED-END
FUNDS
Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)
Credit Suisse High Yield Bond Fund (NYSE American: DHY)
Literature Request
— Call today for free descriptive information on the closed-ended funds listed above at
1-800-293-1232
or visit our website at www.credit-suisse.com/us/funds

OPEN-END
FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Trust Commodity Return Strategy Portfolio
Fund shares are not deposits or other obligation of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.
More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at
1-877-870-2874.
Performance information current to the most recent
month-end
is available at www.credit-suisse.com/us/funds.

Credit Suisse High Yield Bond Fund
Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.
If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.
By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.
You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.
The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.
There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2024). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2024).
You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund
Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)
Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse High Yield Bond Fund
c/o Computershare
P.O. Box 43006
Providence, RI 02940-3006
Overnight correspondence should be sent to:
Computershare
150 Royall St., Suite 101
Canton, MA 02021
All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.
The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0425

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	This item is inapplicable to a semi-annual report on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

(c)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	This item is inapplicable to a semi-annual report on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 20, 2025.

Item 16. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2025

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)
Date:	July 2, 2025